UNITED STATES
 SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-23402

Name of Fund:  BlackRock ETF Trust
iShares Government Money Market ETF
iShares Prime Money Market ETF

Fund Address:   100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service:  John M. Perlowski, Chief Executive Officer, BlackRock ETF Trust, 50 Hudson Yards, New York, NY 10001

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 10/31/2026

Date of reporting period: 04/30/2026

Item 1 – Report to Stockholders

(a) The Report to Shareholders is attached herewith.

iShares Government Money Market ETF

GMMF | NYSE

Semi-Annual Shareholder Report — April 30, 2026

This semi-annual shareholder report contains important information about iShares Government Money Market ETF (the “Fund”) for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 474-2737.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Government Money Market ETF	$10	0.20%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Key Fund statistics

Table Summary
Net Assets...
$112,270,812
Number of Portfolio Holdings...
113
Current seven-day yields as of April 30, 2026 (The 7-Day SEC Yield may differ from the 7-Day Yield shown due to the fact that the 7-Day SEC Yield excludes distributed capital gains.)	0
   7-Day SEC Yield...
3.47%
   7-Day Yield...
3.47%

What did the Fund invest in?

(as of April 30, 2026)

Portfolio composition

Table Summary
Asset Type	Percent of Net Assets
U.S. Treasury Obligations...
80.8%
U.S. Government Sponsored Agency Obligations...
17.5
Other Assets Less Liabilities...
1.7

Past performance is not an indication of future results. Visit blackrock.com for more recent yield information.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

©2026 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates.

iShares Government Money Market ETF

GMMF | NYSE

Semi-Annual Shareholder Report — April 30, 2026

GMMF-04/26-SAR

iShares Prime Money Market ETF

PMMF | NYSE

Semi-Annual Shareholder Report — April 30, 2026

This semi-annual shareholder report contains important information about iShares Prime Money Market ETF (the “Fund”) for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 474-2737.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Prime Money Market ETF	$10	0.20%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Key Fund statistics

Table Summary
Net Assets...
$556,495,559
Number of Portfolio Holdings...
217
Current seven-day yields as of April 30, 2026 (The 7-Day SEC Yield may differ from the 7-Day Yield shown due to the fact that the 7-Day SEC Yield excludes distributed capital gains.)	0
   7-Day SEC Yield...
3.67%
   7-Day Yield...
3.67%

What did the Fund invest in?

(as of April 30, 2026)

Portfolio composition

Table Summary
Asset Type	Percent of Net Assets
Repurchase Agreements...
48.9%
Certificates of Deposit...
30.5
Commercial Paper...
18.0
U.S. Government Sponsored Agency Obligations...
0.9
Corporate Bonds...
0.5
U.S. Treasury Obligations...
0.2
Other Assets Less Liabilities...
1.0

Past performance is not an indication of future results. Visit blackrock.com for more recent yield information.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

©2026 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates.

iShares Prime Money Market ETF

PMMF | NYSE

Semi-Annual Shareholder Report — April 30, 2026

PMMF-04/26-SAR

(b) Not Applicable

Item 2 – Code of Ethics – Not Applicable to this semi-annual report

Item 3 – Audit Committee Financial Expert – Not Applicable to this semi-annual report

Item 4 – Principal Accountant Fees and Services – Not Applicable to this semi-annual report

Item 5 –  Audit Committee of Listed Registrant – Not Applicable
Item 6 – Investments

(a) The registrant’s Schedule of Investments is included as part of the Financial Statements and Financial Highlights for Open-End Management Investment Companies filed under Item 7 of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 – Financial Statements and Financial Highlights for Open-End Management Investment Companies
(a) The registrant’s Financial Statements are attached herewith.

(b) The registrant’s Financial Highlights are attached herewith.
April 30, 2026
2026 Semi-Annual Financial
Statements and Additional
Information (Unaudited)
Not FDIC Insured - May Lose Value - No Bank Guarantee
BlackRock ETF Trust
iShares Government Money Market ETF | GMMF | NYSE
iShares Prime Money Market ETF | PMMF | NYSE

Table of Contents
Page

Schedule of Investments
(unaudited)
April 30, 2026
iShares Government Money Market ETF
Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Pa r (000) Value
U.S. Government Sponsored Agency Obligations
Agency Obligations — 17.5%
Federal Farm Credit Bank Variable Rate Notes
(a)
(1-day SOFR at 0.00% Floor + 0.10%),
3.72% , 06/03/26 ................. USD 250 $ 250,018
(1-day SOFR + 0.01%), 3.64% , 06/05/26 ... 50 49,999
(1-day SOFR at 0.00% Floor + 0.04%),
3.67% , 10/20/26 ................. 2,000 1,999,695
(1-day SOFR at 0.00% Floor + 0.05%),
3.67% , 11/06/26 ................. 145 144,995
(1-day SOFR at 0.00% Floor + 0.14%),
3.76% , 01/08/27 ................. 500 500,554
(1-day SOFR at 0.00% Floor + 0.04%),
3.67% , 01/20/27 ................. 230 229,994
(1-day SOFR at 0.00% Floor + 0.09%),
3.71% , 01/27/27 ................. 55 55,009
(1-day SOFR at 0.00% Floor + 0.08%),
3.71% , 02/01/27 ................. 100 100,009
(1-day SOFR at 0.00% Floor + 0.04%),
3.67% , 02/16/27 ................. 1,500 1,500,102
(1-day SOFR at 0.00% Floor + 0.07%),
3.70% , 03/05/27 ................. 790 790,175
(1-day SOFR + 0.05%), 3.67% , 03/15/27 ... 125 125,034
(1-day SOFR at 0.00% Floor + 0.05%),
3.67% , 04/19/27 ................. 40 39,999
(1-day SOFR + 0.04%), 3.67% , 05/10/27 ... 225 224,999
(1-day SOFR at 0.00% Floor + 0.05%),
3.67% , 05/24/27 ................. 115 114,997
(1-day SOFR + 0.06%), 3.68% , 05/24/27 ... 120 120,000
(1-day SOFR + 0.06%), 3.69% , 07/23/27 ... 80 80,000
(1-day SOFR at 0.00% Floor + 0.11%),
3.74% , 11/19/27 ................. 80 80,041
(1-day SOFR at 0.00% Floor + 0.08%),
3.71% , 11/23/27 ................. 25 25,005
(1-day SOFR at 0.00% Floor + 0.09%),
3.72% , 02/09/28 ................. 60 60,008
(1-day SOFR at 0.00% Floor + 0.09%),
3.72% , 02/11/28 ................. 480 479,992
(1-day SOFR at 0.00% Floor + 0.09%),
3.71% , 03/16/28 ................. 100 100,018
(1-day SOFR at 0.00% Floor + 0.09%),
3.71% , 03/24/28 ................. 285 284,996
(1-day SOFR + 0.09%), 3.71% , 04/10/28 ... 200 200,277
Federal Home Loan Bank Discount Notes
(b)
3.67% , 07/08/26 ................... 1,250 1,241,387
3.67% , 07/10/26 ................... 800 794,328
3.67% , 07/13/26 ................... 305 302,746
3.67% , 07/17/26 ................... 800 793,769
3.69% , 08/21/26 ................... 100 98,872
3.69% , 08/28/26 ................... 100 98,802
3.69% , 09/14/26 ................... 300 295,901
3.71% , 12/31/26 ................... 400 390,227
Federal Home Loan Bank Variable Rate Notes
(a)
(1-day SOFR + 0.00%), 3.63% , 0 ........ 200 199,998
(1-day SOFR + 0.01%), 3.64% , 0 ........ 265 265,000
(1-day SOFR + 0.02%), 3.76% , 0 ........ 265 265,000
(1-day SOFR at 0.00% Floor + 0.01%),
3.63% , 05/05/26 ................. 200 200,000
(1-day SOFR at 0.00% Floor + 0.00%),
3.63% , 05/18/26 ................. 300 299,998
(1-day SOFR at 0.00% Floor + 0.00%),
3.63% , 05/19/26 ................. 200 199,999
(1-day SOFR at 0.00% Floor + 0.03%),
3.66% , 05/28/26 ................. 100 99,999
(1-day SOFR at 0.00% Floor + 0.01%),
3.64% , 06/02/26 ................. 200 199,997
Security
Par (000)
Par (000) Value
U.S. Government Sponsored Agency Obligations (continued)
(1-day SOFR at 0.00% Floor + 0.03%),
3.66% , 06/04/26 ................. USD 200 $ 199,998
(1-day SOFR at 0.00% Floor + 0.00%),
3.63% , 06/16/26 ................. 200 199,998
(1-day SOFR at 0.00% Floor + 0.00%),
3.63% , 06/18/26 ................. 200 199,998
(1-day SOFR at 0.00% Floor + 0.02%),
3.65% , 06/18/26 ................. 185 184,997
(1-day SOFR at 0.00% Floor + 0.00%),
3.63% , 06/22/26 ................. 200 199,997
(1-day SOFR at 0.00% Floor + 0.00%),
3.63% , 06/23/26 ................. 220 219,997
(1-day SOFR at 0.00% Floor + 0.01%),
3.63% , 06/23/26 ................. 210 209,998
(1-day SOFR at 0.00% Floor + 0.03%),
3.66% , 06/30/26 ................. 95 94,998
(1-day SOFR at 0.00% Floor + 0.03%),
3.66% , 07/02/26 ................. 215 214,996
(1-day SOFR at 0.00% Floor + 0.00%),
3.63% , 07/07/26 ................. 100 99,999
(1-day SOFR at 0.00% Floor + 0.02%),
3.65% , 07/17/26 ................. 185 184,998
(1-day SOFR at 0.00% Floor + 0.01%), 3.63%
- 3.64% 07/21/26 ................. 300 299,998
(1-day SOFR at 0.00% Floor + 0.01%),
3.64% , 07/22/26 ................. 100 99,999
(1-day SOFR at 0.00% Floor + 0.01%),
3.63% , 07/28/26 ................. 100 100,000
(1-day SOFR at 0.00% Floor + 0.01%),
3.64% , 08/19/26 ................. 100 99,998
(1-day SOFR at 0.00% Floor + 0.01%),
3.64% , 08/21/26 ................. 700 699,988
(1-day SOFR at 0.00% Floor + 0.01%),
3.64% , 09/08/26 ................. 400 400,001
(1-day SOFR at 0.00% Floor + 0.02%),
3.65% , 10/06/26 ................. 400 400,000
(1-day SOFR at 0.00% Floor + 0.03%),
3.66% , 11/03/26 ................. 300 300,001
(1-day SOFR at 0.00% Floor + 0.03%),
3.66% , 11/23/26 ................. 210 209,999
(1-day SOFR + 0.03%), 3.66% , 11/23/26 ... 250 250,000
(1-day SOFR + 0.03%), 3.66% , 11/30/26 ... 900 900,000
(1-day SOFR at 0.00% Floor + 0.03%),
3.66% , 01/04/27 ................. 100 99,998
(1-day SOFR at 0.00% Floor + 0.12%),
3.75% , 02/10/27 ................. 250 250,101
(1-day SOFR at 0.00% Floor + 0.07%),
3.70% , 03/25/27 ................. 65 65,010
(1-day SOFR at 0.00% Floor + 0.12%),
3.75% , 04/09/27 ................. 45 45,019
(1-day SOFR + 0.09%), 3.71% , 05/17/27 ... 120 119,995
Total U.S. Government Sponsored Agency Obligations — 17.5%
(Cost: $ 19,652,240 ) ............................... 19,652,020
U.S. Treasury Obligations
U.S. Treasury Bills
(b)
2.87% , 05/05/26 ................... 3,400 3,398,663
3.13% , 05/07/26 ................... 1,100 1,099,340
3.33% , 05/12/26 ................... 14,500 14,484,164
3.38% , 05/14/26 ................... 2,743 2,739,252
3.46% , 05/19/26 ................... 10,900 10,880,430
3.50% , 05/26/26 ................... 5,000 4,987,552
3.50% , 05/28/26 ................... 4,286 4,274,524
3.55% , 06/04/26 ................... 3,755 3,742,246

2026
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
April 30, 2026
iShares Government Money Market ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
U.S. Treasury Obligations (continued)
3.58% , 06/11/26 ................... USD 327 $ 325,560
3.59% , 06/16/26 ................... 7,450 7,415,749
3.60% , 06/18/26 ................... 420 417,979
3.64% , 06/23/26 ................... 2,000 1,989,301
3.63% , 06/25/26 ................... 1,619 1,610,323
3.64% , 06/30/26 ................... 2,000 1,987,902
3.62% , 07/02/26 ................... 75 74,534
3.63% , 07/09/26 ................... 400 397,237
3.62% , 07/16/26 ................... 5,000 4,962,143
3.63% , 07/30/26 ................... 2,000 1,982,049
3.64% , 08/06/26 ................... 100 99,032
3.66% , 08/11/26 ................... 2,150 2,128,040
3.64% , 08/13/26 ................... 1,300 1,286,534
3.65% , 08/20/26 ................... 800 791,141
3.68% , 08/25/26 ................... 4,100 4,052,258
3.65% , 09/03/26 ................... 2,850 2,814,511
3.66% , 09/10/26 ................... 800 789,480
3.69% , 09/24/26 ................... 460 453,273
3.67% , 10/08/26 ................... 376 369,624
3.66% , 12/24/26 ................... 1,329 1,297,701
3.65% , 01/21/27 ................... 2,032 1,979,282
3.67% , 02/18/27 ................... 100 97,106
3.68% , 03/18/27 ................... 1,000 968,286
U.S. Treasury Notes
4.63% , 06/30/26 ................... 100 100,145
4.25% , 11/30/26 ................... 300 300,902
4.25% , 12/31/26 ................... 100 100,326
4.00% , 01/15/27 ................... 100 100,187
Security
Par (000)
Par (000) Value
U.S. Treasury Obligations (continued)
(US Treasury 3 Month Bill Money Market
Yield at 0.00% Floor + 0.10%),
3.72% , 01/31/27
(a)
................ USD 300 $ 300,093
4.13% , 02/28/27 ................... 600 601,775
4.25% , 03/15/27 ................... 400 401,711
3.88% , 03/31/27 ................... 300 300,300
2.75% , 04/30/27 ................... 90 89,088
3.75% , 04/30/27 ................... 230 229,917
(US Treasury 3 Month Bill Money Market
Yield at 0.00% Floor + 0.16%),
3.78% , 04/30/27
(a)
................ 1,100 1,101,221
(US Treasury 3 Month Bill Money Market
Yield at 0.00% Floor + 0.16%),
3.80% , 07/31/27
(a)
................ 1,487 1,488,454
(US Treasury 3 Month Bill Money Market
Yield at 0.00% Floor + 0.19%),
3.83% , 10/31/27
(a)
................ 1,550 1,552,399
(US Treasury 3 Month Bill Money Market
Yield at 0.00% Floor + 0.10%),
3.74% , 01/31/28
(a)
................ 200 200,019
Total U.S. Treasury Obligations — 80 .8%
(Cost: $ 90,765,643 ) ............................... 90,761,753
Total Investments — 98 .3%
(Cost: $ 110,417,883 ) .............................. 110,413,773
Other Assets Less Liabilities — 1.7% .................... 1,857,039
Net Assets — 100.0% ...............................
$ 112,270,812
(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(b)
Rates are the current rate or a range of current rates as of period end.

Schedule of Investments
(unaudited) (continued)
April 30, 2026
iShares Government Money Market ETF
Schedules of Investments

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Assets
Investments
Short-Term Securities
U.S. Government Sponsored Agency Obligations ................... $ — $ 19,652,020 $ — $ 19,652,020
U.S. Treasury Obligations ................................... — 90,761,753 — 90,761,753
$ — $ 110,413,773 $ — $ 110,413,773

2026
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited)
April 30, 2026
iShares Prime Money Market ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Pa r (000) Value
Certificates of Deposit
Domestic — 5.5%
Bank of America NA
(1-day SOFR + 0.42%), 4.06% , 05/06/26
(a)
.. USD 1,000 $ 1,000,056
3.79% , 08/24/26 ................... 1,000 999,834
3.90% , 09/03/26 ................... 1,000 1,000,023
(1-day SOFR + 0.36%), 4.00% , 10/14/26
(a)
.. 1,000 1,000,400
(1-day SOFR + 0.40%), 4.04% , 01/04/27
(a)
.. 1,000 1,000,665
3.82% , 01/05/27 ................... 2,000 1,996,079
3.80% , 01/15/27 ................... 1,000 998,135
3.81% , 01/25/27 ................... 1,000 998,100
3.75% , 02/25/27 ................... 1,500 1,495,845
4.10% , 04/02/27 ................... 2,000 2,000,632
(1-day SOFR + 0.41%), 4.03% , 04/09/27
(a)
.. 1,000 1,000,484
Goldman Sachs Bank USA
(1-day SOFR at 0.00% Floor + 0.28%),
3.93% , 07/01/26
(a)
................ 2,000 2,000,538
3.85% , 07/15/26 ................... 1,000 999,982
(1-day SOFR at 0.00% Floor + 0.30%),
3.96% , 02/18/27
(a)
................ 1,000 999,695
HSBC Bank USA NA , (1-day SOFR + 0.35%),
3.98% , 07/10/26
(a)
.................. 1,000 1,000,366
State Street Bank & Trust Co. , (1-day SOFR +
0.25%), 3.89% , 05/27/26
(a)
............ 1,000 1,000,107
Wells Fargo Bank NA
(1-day SOFR at 0.00% Floor + 0.31%),
3.94% , 06/02/26
(a)
................ 1,000 1,000,199
(1-day SOFR + 0.35%), 3.98% , 01/08/27
(a)
.. 1,000 1,000,252
3.75% , 01/26/27 ................... 1,000 997,810
3.75% , 02/05/27 ................... 2,000 1,995,445
(1-day SOFR at 0.00% Floor + 0.30%),
3.93% , 03/17/27
(a)
................ 2,000 1,998,350
(1-day SOFR + 0.30%), 3.93% , 03/24/27
(a)
.. 1,000 999,116
3.75% , 03/25/27 ................... 2,000 1,994,060
4.07% , 04/09/27 ................... 1,000 999,925
30,476,098
Yankee — 25.0%
(b)
Banco Bilbao Vizcaya Argentaria, New York ,
4.00% , 10/08/26 ................... 2,000 2,000,393
Banco Santander SA, New York
3.93% , 07/02/26 ................... 1,000 1,000,018
4.07% , 01/08/27 ................... 1,000 1,000,296
Bank of Montreal, Chicago
(1-day SOFR + 0.40%), 4.03% , 08/25/26
(a)
.. 1,000 1,000,529
(1-day SOFR + 0.40%), 4.03% , 09/18/26
(a)
.. 1,000 1,000,598
(1-day SOFR + 0.40%), 4.03% , 12/17/26
(a)
.. 1,000 1,000,667
4.00% , 03/11/27 ................... 2,000 1,998,988
(1-day SOFR + 0.34%), 3.97% , 03/22/27
(a)
.. 1,000 999,966
(1-day SOFR + 0.47%), 4.10% , 05/07/27
(a)
.. 1,000 1,000,369
Bank of Nova Scotia (The), Houston
3.80% , 01/08/27 ................... 2,000 1,997,131
(1-day SOFR at 0.00% Floor + 0.31%),
3.94% , 03/04/27
(a)
................ 2,000 1,998,855
4.03% , 03/15/27 ................... 2,000 2,000,036
(1-day SOFR at 0.00% Floor + 0.30%),
3.93% , 03/17/27
(a)
................ 1,000 999,240
(1-day SOFR + 0.40%), 4.03% , 05/20/27
(a)
.. 1,000 999,851
Barclays Bank plc, New York
(1-day SOFR + 0.40%), 4.04% , 05/08/26
(a)
.. 1,000 1,000,063
4.00% , 06/26/26 ................... 2,000 2,000,466
3.95% , 07/09/26 ................... 2,000 2,000,223
(1-day SOFR + 0.33%), 3.97% , 08/10/26
(a)
.. 1,000 1,000,451
(1-day SOFR + 0.37%), 4.01% , 09/25/26
(a)
.. 2,000 2,000,844
(1-day SOFR + 0.40%), 4.04% , 11/13/26
(a)
.. 1,000 1,000,236
(1-day SOFR + 0.40%), 4.04% , 11/19/26
(a)
.. 1,000 1,000,232
Security
Par (000)
Par (000) Value
Yankee (continued)
3.93% , 12/09/26 ................... USD 2,000 $ 1,998,250
(1-day SOFR + 0.46%), 4.10% , 03/25/27
(a)
.. 1,000 1,000,363
4.26% , 03/25/27 ................... 1,000 1,001,255
(1-day SOFR + 0.42%), 4.06% , 04/23/27
(a)
.. 2,000 1,999,685
BNP Paribas SA, New York
3.80% , 07/13/26 ................... 250 249,969
3.80% , 09/24/26 ................... 1,000 999,458
3.75% , 11/09/26 ................... 2,000 1,997,628
(1-day SOFR + 0.26%), 3.89% , 11/09/26
(a)
.. 2,000 1,999,683
4.00% , 12/22/26 ................... 2,000 2,000,134
Canadian Imperial Bank of Commerce, New York
4.40% , 06/10/26 ................... 1,000 1,000,563
(1-day SOFR at 0.00% Floor + 0.40%),
4.03% , 08/03/26
(a)
................ 1,000 1,000,506
4.16% , 08/12/26 ................... 1,000 1,000,528
(1-day SOFR at 0.00% Floor + 0.40%),
4.03% , 11/09/26
(a)
................ 2,000 2,001,637
3.87% , 12/04/26 ................... 1,000 999,186
(1-day SOFR + 0.40%), 4.03% , 12/14/26
(a)
.. 1,000 1,000,168
4.00% , 03/15/27 ................... 2,000 1,999,261
3.73% , 03/22/27 ................... 2,000 1,994,341
(1-day SOFR at 0.00% Floor + 0.47%),
4.10% , 04/27/27
(a)
................ 1,000 1,001,047
(1-day SOFR + 0.42%), 4.05% , 05/10/27
(a)
.. 1,000 1,000,643
Cooperatieve Rabobank UA, New York
3.77% , 01/26/27 ................... 1,000 998,102
4.00% , 02/10/27 ................... 1,000 1,000,478
Credit Agricole Corporate & Investment Bank,
New York
4.01% , 11/03/26 ................... 1,000 1,000,241
4.00% , 01/28/27 ................... 1,000 999,804
Credit Industriel et Commercial, New York , (1-day
SOFR + 0.25%), 3.88% , 11/10/26
(a)
....... 1,000 999,896
Deutsche Bank AG, New York
3.85% , 10/15/26 ................... 2,000 1,998,584
3.93% , 12/08/26 ................... 2,000 1,998,199
3.88% , 12/17/26 ................... 2,000 1,997,455
3.90% , 01/22/27 ................... 2,000 1,997,120
(1-day SOFR + 0.45%), 4.10% , 03/25/27
(a)
.. 1,000 1,000,899
Landesbank Baden-Wuerttemberg, New York ,
3.90% , 06/05/26 ................... 2,000 2,000,274
Lloyds Bank Corporate Markets plc, New York ,
4.23% , 03/29/27 ................... 1,000 1,001,279
Mitsubishi UFJ Trust & Banking Corp., New York
3.80% , 07/07/26 ................... 1,000 999,879
(1-day SOFR + 0.40%), 4.03% , 08/11/26
(a)
.. 1,000 1,000,694
(1-day SOFR + 0.38%), 4.01% , 11/24/26
(a)
.. 1,000 1,000,498
Mizuho Bank Ltd., New York
(1-day SOFR + 0.40%), 4.04% , 10/14/26
(a)
.. 1,000 1,000,549
3.78% , 10/22/26 ................... 1,000 999,091
(1-day SOFR + 0.45%), 4.09% , 03/24/27
(a)
.. 1,000 1,000,720
MUFG Bank Ltd., New York
(1-day SOFR + 0.28%), 3.92% , 07/02/26
(a)
.. 1,000 1,000,257
3.90% , 07/15/26 ................... 2,000 2,000,084
(1-day SOFR + 0.26%), 3.90% , 07/16/26
(a)
.. 1,000 1,000,273
3.82% , 07/31/26 ................... 2,000 1,999,692
Natixis SA, New York
3.80% , 07/08/26 ................... 1,000 999,851
4.04% , 01/08/27 ................... 1,000 1,000,303
Nordea Bank Abp, New York , (1-day SOFR +
0.35%), 3.98% , 01/04/27
(a)
............ 1,000 1,000,387
Oversea-Chinese Banking Corp. Ltd., New York
(a)
(1-day SOFR + 0.25%), 3.89% , 07/09/26 ... 2,000 2,000,405
(1-day SOFR at 0.00% Floor + 0.28%),
3.92% , 08/14/26 ................. 1,000 1,000,334

Schedule of Investments
(unaudited) (continued)
April 30, 2026
iShares Prime Money Market ETF
Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Yankee (continued)
(1-day SOFR + 0.28%), 3.92% , 09/02/26 ... USD 1,000 $ 1,000,285
Royal Bank of Canada, New York
(1-day SOFR at 0.00% Floor + 0.38%),
4.01% , 05/05/26
(a)
................ 500 500,017
(1-day SOFR at 0.00% Floor + 0.32%),
3.95% , 10/07/26
(a)
................ 1,000 1,000,346
(1-day SOFR at 0.00% Floor + 0.35%),
3.98% , 11/13/26
(a)
................ 1,000 1,000,065
3.96% , 11/18/26 ................... 1,000 999,944
3.85% , 12/04/26 ................... 2,000 1,998,638
4.00% , 03/12/27 ................... 2,000 1,999,135
Standard Chartered Bank, New York
(a)
(1-day SOFR + 0.44%), 4.07% , 11/23/26 ... 2,000 2,000,971
(1-day SOFR + 0.45%), 4.08% , 01/19/27 ... 1,000 1,000,406
(1-day SOFR + 0.42%), 4.05% , 01/29/27 ... 1,000 1,000,197
(1-day SOFR + 0.42%), 4.05% , 02/05/27 ... 1,000 1,000,202
(1-day SOFR + 0.50%), 4.13% , 03/22/27 ... 1,000 1,000,591
(1-day SOFR + 0.47%), 4.10% , 03/26/27 ... 1,000 1,000,329
(1-day SOFR + 0.45%), 4.08% , 04/19/27 ... 1,000 1,000,062
Sumitomo Mitsui Banking Corp., New York
4.21% , 05/19/26
(c)
.................. 2,000 2,000,413
4.15% , 05/29/26
(c)
.................. 2,000 2,000,449
4.14% , 06/04/26
(c)
.................. 2,000 2,000,454
(1-day SOFR + 0.28%), 3.91% , 06/16/26
(a)
.. 1,000 1,000,229
(1-day SOFR + 0.28%), 3.91% , 07/14/26
(a)
.. 1,000 1,000,339
(1-day SOFR + 0.26%), 3.89% , 09/22/26
(a)
.. 1,000 1,000,117
(1-day SOFR + 0.38%), 4.01% , 11/24/26
(a)
.. 1,000 1,000,512
(1-day SOFR + 0.38%), 4.02% , 12/01/26
(a)
.. 1,000 1,000,509
(1-day SOFR + 0.32%), 3.95% , 02/08/27
(a)
.. 2,000 1,999,627
(1-day SOFR + 0.32%), 3.95% , 02/11/27
(a)
.. 1,000 999,786
Sumitomo Mitsui Trust, New York
3.95% , 07/09/26 ................... 2,000 2,000,363
(1-day SOFR + 0.31%), 3.94% , 03/25/27
(a)
.. 2,000 1,999,107
Toronto-Dominion Bank (The), New York
(1-day SOFR + 0.40%), 4.04% , 08/03/26
(a)
.. 1,000 1,000,471
(1-day SOFR + 0.28%), 3.92% , 08/10/26
(a)
.. 1,000 1,000,275
(1-day SOFR + 0.40%), 4.04% , 09/04/26
(a)
.. 1,000 1,000,575
(1-day SOFR + 0.32%), 3.96% , 10/07/26
(a)
.. 1,000 1,000,274
(1-day SOFR + 0.40%), 4.04% , 12/14/26
(a)
.. 1,000 1,000,469
(1-day SOFR + 0.31%), 3.95% , 03/04/27
(a)
.. 1,000 999,899
4.00% , 03/12/27 ................... 1,000 999,362
(1-day SOFR + 0.31%), 3.95% , 03/23/27
(a)
.. 2,000 1,998,908
3.73% , 03/25/27 ................... 1,000 997,586
(1-day SOFR + 0.44%), 4.08% , 05/07/27
(a)
.. 1,000 1,000,641
UBS AG, Stamford
3.82% , 01/20/27 ................... 500 499,119
3.82% , 02/19/27 ................... 500 498,934
4.23% , 03/24/27 ................... 1,000 1,001,115
Westpac Banking Corp., New York
4.00% , 03/12/27 ................... 1,000 999,250
4.20% , 03/24/27 ................... 500 500,590
139,239,666
Total Certificates of Deposit — 30 .5%
(Cost: $ 169,750,000 ) .............................. 169,715,764
Commercial Paper
Alinghi Funding Co. LLC (1-day SOFR + 0.48%),
4.11% , 01/27/27
(a) (c)
................. 1,000 1,000,049
Aquitaine Funding Co. LLC , 3.78% , 05/05/26
(c) (d)
3,000 2,998,447
Australia & New Zealand Banking Group Ltd.
(1-day SOFR + 0.28%), 3.91% , 05/11/26
(a) (c)
. 1,000 1,000,059
Banco Bilbao Vizcaya Argentaria SA , 3.89% ,
07/22/26
(d)
....................... 2,000 1,982,442
Security
Par (000)
Par (000) Value
Commercial Paper (continued)
Bank of Montreal (1-day SOFR + 0.47%), 4.10% ,
05/07/27
(a) (c)
...................... USD 1,000 $ 1,000,370
Bank of New Zealand , 3.91% , 08/12/26
(c) (d)
.... 1,000 988,995
BASF Agro Trademarks GmbH , 4.07% ,
06/03/26
(c) (d)
...................... 1,000 996,223
BP Capital Markets plc , 3.87% , 06/05/26
(c) (d)
... 1,000 996,202
Britannia Funding Co. LLC (1-day SOFR +
0.40%), 4.03% , 10/29/26
(a) (c)
........... 1,000 1,000,032
Chesham Finance Ltd.
Series 1 , 3.74% , 05/01/26
(c) (d)
........... 2,000 1,999,795
3.70% , 0 ........................ 2,000 1,999,179
Citigroup Global Markets Holdings, Inc. (1-day
SOFR + 0.30%), 3.94% , 0
(a)
............ 2,000 2,000,000
Citigroup Global Markets, Inc. (1-day SOFR +
0.30%), 3.94% , 09/02/26
(a) (c)
........... 1,000 1,000,216
Columbia Funding Co. LLC (1-day SOFR +
0.45%), 4.08% , 12/21/26
(a) (c)
........... 2,000 2,000,721
Concord Minutemen Capital Co. LLC
(c)
3.99% , 07/28/26
(d)
.................. 2,000 1,980,720
(1-day SOFR + 0.32%), 3.95% , 08/12/26
(a)
.. 1,000 1,000,091
(1-day SOFR + 0.50%), 4.13% , 09/03/26
(a)
.. 1,000 1,000,603
Eaton Capital ULC
(c)(d)
4.04% , 05/08/26 ................... 1,000 999,116
4.04% , 05/13/26 ................... 1,000 998,564
Exxon Mobil Corp. , 3.67% , 05/06/26
(d)
....... 3,000 2,998,189
Fidelity National Information Services, Inc. ,
3.99% , 05/01/26
(c) (d)
................. 1,000 999,891
First Abu Dhabi Bank PJSC
(c)(d)
3.93% , 07/10/26 ................... 2,000 1,984,825
3.99% , 10/13/26 ................... 2,000 1,964,316
Hqla Funding LLC
(c)
3.79% , 05/06/26
(d)
.................. 4,000 3,997,508
(1-day SOFR + 0.49%), 4.12% , 01/15/27
(a)
.. 1,000 1,000,046
HSBC Bank plc (1-day SOFR + 0.37%), 4.01% ,
12/02/26
(a) (c)
...................... 1,000 1,000,412
ING US Funding LLC
(a)(c)
(1-day SOFR + 0.27%), 3.91% , 05/22/26 ... 1,000 1,000,114
(1-day SOFR + 0.28%), 3.92% , 08/14/26 ... 1,000 1,000,143
(1-day SOFR + 0.30%), 3.94% , 10/06/26 ... 1,000 1,000,008
(1-day SOFR + 0.27%), 3.91% , 10/30/26 ... 1,000 999,643
Ionic Funding LLC , 4.01% , 07/27/26
(d)
....... 2,000 1,980,839
Lexington Parker Capital Co. LLC , 4.01% ,
08/26/26
(c) (d)
...................... 250 246,797
Lseg US Fin Corp. , 4.03% , 05/20/26
(c) (d)
...... 2,000 1,995,590
Macquarie Bank Ltd.
(c)
(1-day SOFR + 0.40%), 4.04% , 12/18/26
(a)
.. 2,000 2,000,662
4.10% , 04/19/27
(d)
.................. 2,000 1,922,756
(1-day SOFR + 0.50%), 4.14% , 04/20/27
(a)
.. 1,000 1,000,921
(1-day SOFR + 0.50%), 4.14% , 04/22/27
(a)
.. 1,000 1,000,915
Macquarie Group Ltd.
(c)(d)
4.16% , 07/10/26 ................... 1,000 991,973
4.16% , 07/15/26 ................... 2,000 1,982,816
National Bank of Canada
(a)(c)
(1-day SOFR + 0.38%), 4.01% , 05/29/26 ... 1,000 1,000,234
(1-day SOFR + 0.40%), 4.03% , 12/18/26 ... 2,000 2,001,466
(1-day SOFR + 0.40%), 4.03% , 12/29/26 ... 2,000 2,001,537
(1-day SOFR + 0.34%), 3.97% , 03/10/27 ... 1,000 999,968
(1-day SOFR + 0.40%), 4.03% , 04/09/27 ... 1,000 999,923
Overwatch Alpha Funding LLC , 3.75% ,
05/05/26
(c) (d)
...................... 4,000 3,997,946
Overwatch Bravo Funding LLC , 3.93% ,
07/22/26
(c) (d)
...................... 2,000 1,982,304
Prudential Financial, Inc. , 3.87% , 05/06/26
(c) (d)
.. 1,000 999,364
Ranger Funding Co. LLC , 4.00% , 10/13/26
(c) (d)
. 1,000 982,137
Resolute Funding Co. LLC , 3.70% , 05/07/26
(c) (d)
3,000 2,997,792

2026
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
April 30, 2026
iShares Prime Money Market ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Commercial Paper (continued)
Royal Bank of Canada
(a)(c)
(1-day SOFR + 0.38%), 4.01% , 05/01/26 ... USD 1,000 $ 1,000,007
(1-day SOFR + 0.27%), 3.90% , 08/10/26 ... 1,000 1,000,270
(1-day SOFR + 0.30%), 3.93% , 01/21/27 ... 1,000 999,568
Ryder System, Inc. , 4.11% , 05/22/26
(d)
....... 1,000 997,531
Societe Generale SA , 4.05% , 01/05/27
(c) (d)
.... 2,000 1,945,757
St Lawrence Funding LLC , 3.75% , 05/06/26
(c) (d)
. 3,000 2,998,151
UBS AG
(a)(c)
(1-day SOFR + 0.40%), 4.07% , 11/05/26 ... 1,000 1,000,253
(1-day SOFR + 0.36%), 4.03% , 01/11/27 ... 1,000 999,966
(1-day SOFR + 0.45%), 4.11% , 03/17/27 ... 1,500 1,500,403
Verto Capital I Compartment D , 3.79% ,
05/04/26
(c) (d)
...................... 3,000 2,998,755
Verto Capital I-A LLC (1-day SOFR + 0.15%),
3.78% , 07/14/26
(a) (c)
................. 4,000 4,000,489
Washington Morgan Capital Co. LLC
(a)(c)
(1-day SOFR + 0.40%), 4.03% , 08/07/26 ... 1,000 1,000,312
(1-day SOFR + 0.42%), 4.05% , 10/06/26 ... 1,000 1,000,155
(1-day SOFR + 0.37%), 4.00% , 10/13/26 ... 1,000 999,801
Westpac Banking Corp.
(a)(c)
(1-day SOFR + 0.30%), 3.93% , 09/11/26 ... 1,000 1,000,410
(1-day SOFR + 0.30%), 3.93% , 09/18/26 ... 1,000 1,000,360
Total Commercial Paper — 18 .0%
(Cost: $ 100,411,619 ) .............................. 100,415,047
Corporate Bonds
Insurance — 0.5%
(a)(c)
Athene Global Funding, (1-day SOFR + 0.95%),
4.61%, 04/19/27 .................. 1,855 1,858,809
New York Life Global Funding, (1-day SOFR +
0.34%), 4.02%, 08/24/26 ............. 635 634,981
Total Corporate Bonds — 0 .5%
(Cost: $ 2,490,000 ) ............................... 2,493,790
U.S. Government Sponsored Agency Obligations
Federal Home Loan Bank Discount Notes,
3.67%, 06/26/26
(d)
................. 5,000 4,971,500
Total U.S. Government Sponsored Agency Obligations — 0.9%
(Cost: $ 4,971,806 ) ............................... 4,971,500
Security
Par (000)
Pa r (000) Value
U.S. Treasury Obligations
U.S. Treasury Bills , 2.87% , 05/05/26
(d)
....... USD 1,110 $ 1,109,164
Total U.S. Treasury Obligations — 0 .2%
(Cost: $ 1,109,152 ) ............................... 1,109,164
Total Repurchase Agreements — 48 .9%
(Cost: $ 272,055,000 ) .............................. 272,055,000
Total Investments — 99 .0%
(Cost: $ 550,787,577 ) .............................. 550,760,265
Other Assets Less Liabilities — 1.0% .................... 5,735,294
Net Assets — 100.0% ...............................
$ 556,495,559
(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(b)
Issuer is a U.S. branch of a foreign domiciled bank.
(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(d)
Rates are the current rate or a range of current rates as of period end.

Schedule of Investments
(unaudited) (continued)
April 30, 2026
iShares Prime Money Market ETF
Schedules of Investments

Repurchase Agreements
Repurchase Agreements Collateral
Counterparty
Coupon
Rate
Purchase
Date
Maturity
Date
Par
(000) A t Value
Proceeds Including
Interest Position Original Par
Position Received,
At Value
Bank of America
Securities, Inc. ... 3 .64% 04/30/26 05/01/26 $ 1,000 $ 1,000,000 $ 1,000,101
U.S. Treasury
Obligations, 0.00% to
5.25%, due 11/15/28 to
08/15/35 ......... $ 1,464,006 $ 1,020,000
3 .65 04/30/26 05/01/26 36,000 36,000,000 36,003,650
U.S. Government
Sponsored Agency
Obligations, 2.50% to
5.51%, due 03/20/31 to
04/15/61 ......... 67,170,079 36,720,000
4 .14
(a)
04/30/26 08/04/26 1,500 1,500,000 1,516,560
Corporate/Debt
Obligations, 0.00% to
10.29%, due 10/18/27
to 02/25/71 ....... 86,319,432 1,693,974
– –
$ 38,500,000 $ 39,433,974
– –
BNP Paribas SA .... 3 .64 04/30/26 05/01/26 1,000 1,000,000 1,000,101
U.S. Treasury
Obligations, 0.38% to
1.75%, due 09/30/27 to
04/15/31 ......... 1,023,800 1,020,028
3 .65 04/30/26 05/01/26 33,000 33,000,000 33,003,346
U.S. Government
Sponsored Agency
Obligations, 4.00% to
7.00%, due 02/20/44 to
03/01/56 ......... 37,519,517 33,660,010
4 .00
(a)
04/30/26 08/04/26 5,000 5,000,000 5,053,333
Corporate/Debt
Obligations, 3.50% to
14.00%, due 07/15/28
to 05/01/34 ....... 5,287,837 5,749,672
– –
$ 39,000,000 $ 40,429,710
– –
Goldman Sachs & Co.
LLC ........... 3 .65 04/30/26 05/01/26 37,000 37,000,000 37,003,751
U.S. Government
Sponsored Agency
Obligations, 5.00% to
6.50%, due 10/20/39 to
03/20/56 ......... 45,345,077 37,740,001
4 .05
(a)
04/30/26 06/15/26 1,500 1,500,000 1,507,763
Corporate/Debt
Obligations, 4.25% to
6.76%, due 11/15/30 to
02/25/64 ......... 2,987,540 1,603,191
– –
$ 38,500,000 $ 39,343,192
– –
JP Morgan Securities
LLC ........... 3 .64 04/30/26 05/01/26 25,000 25,000,000 25,002,528
U.S. Treasury
Obligations, 0.13% to
4.25%, due 07/15/26 to
05/15/35 ......... 25,200,500 25,500,001
3 .65 04/30/26 05/01/26 73,000 73,000,000 73,007,402
U.S. Government
Sponsored Agency
Obligations, 2.00% to
7.00%, due 11/20/38 to
02/20/66 ......... 118,028,559 74,460,000
3 .89
(a)
04/30/26 05/08/26 5,000 5,000,000 5,004,322
Corporate/Debt
Obligations, 3.30% to
9.00%, due 05/15/28 to
10/15/74 ......... 5,673,274 5,250,018
3 .89
(a)
04/30/26 05/08/26 2,055 2,055,000 2,056,777
Corporate/Debt
Obligation, 8.25%, due
08/01/33 ......... 1,691,000 2,301,782
– –
$ 105,055,000 $ 107,511,801
– –
Santander US Capital
Markets LLC ..... 4 .08
(b)
04/30/26 05/07/26 1,750 1,750,000 1,751,388
U.S. Treasury
Obligation, 3.88%, due
08/31/32 ......... 1,802,200 1,785,027
– –

2026
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
April 30, 2026
iShares Prime Money Market ETF

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Repurchase Agreements Collateral
Counterparty
Coupon
Rate
Purchase
Date
Maturity
Date
Par
(000) At Value
Proceeds Including
Interest Position Original Par
Position Received,
At Value
Wells Fargo Securities
LLC ........... 3 .65% 04/30/26 05/01/26 $ 37,000 $ 37,000,000 $ 37,003,751
U.S. Government
Sponsored Agency
Obligation, 5.00%, due
02/20/56 ......... $ 38,033,299 $ 37,740,000
3 .98
(a)
04/30/26 07/10/26 2,500 2,500,000 2,519,624
Corporate/Debt
Obligation, 3.75%, due
05/15/29 ......... 2,642,000 2,625,455
4 .05
(a)
04/30/26 08/09/26 9,750 9,750,000 9,860,784
Corporate/Debt
Obligations, 0.12% to
6.00%, due 05/15/29 to
04/25/71 ......... 1,559,135,482 10,411,730
– –
$ 49,250,000 $ 50,777,185
– –
$ 272,055,000 $ 279,280,889
– –
(a)
Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.
(b)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
Level 1 Level 2 Level 3 Total
Assets
Investments
Short-Term Securities
Certificates of Deposit ..................................... $ — $ 169,715,764 $ — $ 169,715,764
Commercial Paper ....................................... — 100,415,047 — 100,415,047
Corporate Bonds ........................................ — 2,493,790 — 2,493,790
Repurchase Agreements ................................... — 272,055,000 — 272,055,000
U.S. Government Sponsored Agency Obligations ................... — 4,971,500 — 4,971,500
U.S. Treasury Obligations ................................... — 1,109,164 — 1,109,164
$ — $ 550,760,265 $ — $ 550,760,265

Statements of Assets and Liabilities
April 30, 2026

Statements of Assets and Liabilities
See notes to financial statements.
iShares
Government
Money Market
ETF
iShares Prime
Money Market
ETF
ASSETS
Investments, at value — unaffiliated
(a)
......................................................................... $ 110,413,773 $ 278,705,265
Cash .............................................................................................. 514,160 3,402,002
Repurchase agreements, at value
(b)
.......................................................................... — 272,055,000
Receivables: – –
Capital shares sold .................................................................................... 2,004,836 10,026,956
Interest — unaffiliated .................................................................................. 82,840 1,360,934
Total a ssets ..........................................................................................
113,015,609 565,550,157
LIABILITIES
Payables: – –
Investments purchased ................................................................................. 729,996 8,971,189
Investment advisory fees ................................................................................ 14,801 83,409
Total li abilities .........................................................................................
744,797 9,054,598
Commitments and contingent liabilities — —
NET ASSETS .........................................................................................
$ 112,270,812 $ 556,495,559
NET ASSETS CONSIST OF:
Paid-in capital ......................................................................................... $ 112,242,777 $ 556,352,697
Accumulated earnings ................................................................................... 28,035 142,862
NET ASSETS .........................................................................................
$ 112,270,812 $ 556,495,559
NET ASSET VALUE
Shares outstanding .....................................................................................
1,120,000 5,550,000
Net asset value ........................................................................................
$ 100.24 $ 100.27
Shares authorized ......................................................................................
Unlimited Unlimited
Par value ............................................................................................
None None
(a)
  Investments, at cost — unaffiliated ................................................................... $ 110,417,883 $ 278,732,577
(b)
  Repurchase agreements, at cost .................................................................... $ — $ 272,055,000

Statements of Operations

Six Months Ended April 30, 2026
2026
BlackRock Semi-Annual Financial Statements and Additional Information

See notes to financial statements.
iShares
Government
Money Market
ETF
iShares Prime
Money Market
ETF
INVESTMENT INCOME – –
Interest — unaffiliated ............................................................................... $ 1,771,786 $ 8,885,139
Total investment income ...............................................................................
1,771,786 8,885,139
EXPENSES
Investment advisory ................................................................................ 93,864 450,868
Total expenses .....................................................................................
93,864 450,868
Net investment income ................................................................................
1,677,922 8,434,271
REALIZED AND UNREALIZED GAIN (LOSS) $ (17,406) $ (95,292)
Net realized gain from:
Investments — unaffiliated ......................................................................... $ 600 $ 3,773
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated ......................................................................... (18,006) (99,065)
Net realized and unrealized loss ..........................................................................
(17,406) (95,292)
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ................................................
$ 1,660,516 $ 8,338,979

Statements of Changes in Net Assets

Statements of Changes in Net Assets
See notes to financial statements.
iShares Government Money Market ETF iShares Prime Money Market ETF
Six Months Ended
04/30/26
(unaudited)
Period from
02/04/25
(a)
to 10/31/25
Six Months Ended
04/30/26
(unaudited)
Period from
02/04/25
(a)
to 10/31/25
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ............................................ $ 1,677,922 $ 1,579,666 $ 8,434,271 $ 7,528,221
Net realized gain ................................................ 600 1,084 3,773 275
Net change in unrealized appreciation (depreciation) ........................ (18,006) 13,896 (99,065) 71,753
Net increase in net assets resulting from operations ...........................
1,660,516 1,594,646 8,338,979 7,600,249
DISTRIBUTIONS TO SHAREHOLDERS
(b)
Decrease in net assets resulting from distributions to shareholders .................
(1,914,417)
(c)
(1,311,626) (9,566,188)
(c)
(6,229,903)
CAPITAL SHARE TRANSACTIONS
$ – $ – $ – $ –
Net increase in net assets derived from capital share transactions .................
32,093,413 80,148,280 169,572,660 386,779,762
NET ASSETS
Total increase in net assets ........................................... 31,839,512 80,431,300 168,345,451 388,150,108
Beginning of period ................................................
80,431,300 — 388,150,108 —
End of period ....................................................
$ 112,270,812 $ 80,431,300 $ 556,495,559 $ 388,150,108
(a)
Commencement of operations.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.

Financial Highlights
(For a share outstanding throughout the period)
2026
BlackRock Semi-Annual Financial Statements and Additional Information

iShares Government Money Market
ETF
Six Months
Ended
04/30/26
(unaudited)
Period from
02/04/25
(a)
to 10/31/25
Net asset value, beginning of period ........................................................................
$ 100.54  $ 100.00
Net investment income
(b)
................................................................................
1 .7789  3 .0393
Net realized and unrealized gain (loss)
(c)
......................................................................
(0.0188) 0.0112
Net increase from investment operations ....................................................................... 1.7601  3.0505
Distributions from net investment income
(d)
................................................................... (2.0573)
(e)
(2.5114)
Net asset value, end of period ............................................................................. $ 100.24  $ 100.54
Total Return
(f)
Based on net asset value ................................................................................. 1.77%
(g)
3.09%
(g)
Ratios to Average Net Assets
Total expen ses ........................................................................................
0.20%
(h)
0.20%
(h)
Net investment income ...................................................................................
3.58%
(h)
4.11%
(h)
Supplemental Data
Net assets, end of period (000) ............................................................................. $ 112,271  $ 80,431
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(f)
Where applicable, assumes the reinvestment of distributions.
(g)
Not annualized.
(h)
Annualized.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout the period)

Financial Highlights
iShares Prime Money Market ETF
Six Months
Ended
04/30/26
(unaudited)
Period from
02/04/25
(a)
to 10/31/25
Net asset value, beginning of period ........................................................................
$ 100.56  $ 100.00
Net investment income
(b)
................................................................................
1 .8615  3 .1712
Net realized and unrealized gain (loss)
(c)
......................................................................
(0.0267) 0.0013
Net increase from investment operations ....................................................................... 1.8348  3.1725
Distributions from net investment income
(d)
................................................................... (2.1223)
(e)
(2.6154)
Net asset value, end of period ............................................................................. $ 100.27  $ 100.56
Total Return
(f)
Based on net asset value ................................................................................. 1.85%
(g)
3.22%
(g)
Ratios to Average Net Assets
Total expen ses ........................................................................................
0.20%
(h)
0.20%
(h)
Net investment income ...................................................................................
3.74%
(h)
4.29%
(h)
Supplemental Data
Net assets, end of period (000) ............................................................................. $ 556,496  $ 388,150
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(f)
Where applicable, assumes the reinvestment of distributions.
(g)
Not annualized.
(h)
Annualized.
See notes to financial statements.

Notes to Financial Statements
(unaudited)
2026
BlackRock Semi-Annual Financial Statements and Additional Information

1. ORGANIZATION
BlackRock ETF Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.
These financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):
Government Money Market operates as a “government money market fund” under Rule 2a-7 under the 1940 Act. The Fund is not subject to discretionary liquidity fees.
Prime Money Market operates as a “money market fund” under Rule 2a-7 under the 1940 Act.
The Funds price and transact their shares at a net asset value (“NAV”) per share calculated to the sixth decimal place, reflecting market-based values of their portfolio holdings (i.e., at a “floating” NAV). Each Fund's share price was calculated to less decimal places in connection with transactions by investors on the New York Stock
Exchange LLC (“NYSE”), fluctuates from time to time, and may have been different from its NAV per share.
With respect to Prime Money Market, the Board of Trustees of the Trust (the "Board"), or its delegate, must impose a mandatory liquidity fee upon the sale of shares if the
Fund’s net redemptions on any business day exceed 5% of the Fund’s net assets, unless the amount of the fee is less than 0.01% of the value of the shares redeemed. The
Board, or its delegate, may also impose a discretionary liquidity fee of up to 2% upon the value of shares redeemed, at certain times, if such fee is determined to be in the best interests of such Fund.
The Funds, together with certain other registered investment companies advised by BlackRock Fund Advisors (“BFA” or the “Manager”) or its affiliates, are included in a complex of funds referred to as the BlackRock Multi-Asset Complex.
On February 19, 2026, the Board approved changes to the investment strategy of the Government Money Market to remove repurchase agreements from the Fund's principal investments.
Effective on or about April 28, 2026, the Government Money Market invests at least 99.5% of its total assets in cash, U.S. Treasury bills, notes and other obligations issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities.
2. Significant Accounting Policies
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.
Realized gains and losses on investment transactions are determined using the specific identification method. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.
Cash: The Funds may maintain cash at their custodian which, at times may exceed United States federally insured limits. The Funds may, at times, have outstanding cash disbursements that exceed deposited cash amounts at the custodian during the reporting period. The Funds are obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statements of Operations.
Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.
Liquidity Fees: Any liquidity fees imposed on the value of shares redeemed are recorded as paid-in-capital. The liquidity fees are collected and retained by Prime Money
Market for the benefit of the Fund’s remaining shareholders.
Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The
Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.
Segment Reporting: The Chief Financial Officer acts as the Funds’ Chief Operating Decision Maker (“CODM”) and is responsible for assessing performance and allocating resources with respect to each Fund. The CODM has concluded that each Fund operates as a single operating segment since each Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within each Fund’s financial statements.
Fund Name Herein Referred To As
Diversification
Classification
iShares Government Money Market ETF ......................................... Government Money Market Diversified
iShares Prime Money Market ETF ............................................. Prime Money Market Diversified

Notes to Financial Statements
(unaudited) (continued)

Notes to Financial Statements
3. Investment Valuation and Fair Value Measurements
Investment Valuation Policies:  Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of each Fund has approved the designation of BFA, the Funds’
investment adviser, as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:
Fixed-income investments and certain derivative instruments for which market quotations are readily available are generally valued using the last available bid price
(including evaluated prices) provided by independent dealers or third-party pricing services. Pricing services generally value fixed income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots of securities in certain asset classes may trade at lower prices than institutional round lots, and the value ultimately realized when the securities are sold could differ from the prices used by a fund.
The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless BFA determines such method does not represent fair value.
Repurchase agreements are valued at amortized cost, which approximates market value.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”).
The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges that each Fund has the ability to access for identical assets or liabilities;
Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4. SECURITIES AND OTHER INVESTMENTS
Repurchase Agreements: Repurchase agreements are commitments to purchase a security from a counterparty who agrees to repurchase the same security at a mutually agreed upon date and price. On a daily basis, the counterparty is required to maintain collateral subject to the agreement and in value no less than the agreed upon repurchase amount. Repurchase agreements may be traded bilaterally, in a tri-party arrangement or may be centrally cleared through a sponsoring agent. Subject to the custodial undertaking associated with a tri-party repurchase arrangement and for centrally cleared repurchase agreements, a third-party custodian maintains accounts to hold collateral for a fund and its counterparties. Typically, a fund and counterparty are not permitted to sell, re-pledge or use the collateral absent a default by the counterparty or the fund. In the event the counterparty defaults and the fair value of the collateral declines, a fund could experience losses, delays and costs in liquidating the collateral.
Repurchase agreements are entered into by a fund under Master Repurchase Agreements (each, an “MRA”). The MRA permits the fund, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables with collateral held by and/or posted to the counterparty. As a result, one single net payment is created. Bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the MRA counterparty’s bankruptcy or insolvency. Based on the terms of the MRA, the fund receives securities as collateral with a market value in excess of the

Notes to Financial Statements
(unaudited) (continued)
2026
BlackRock Semi-Annual Financial Statements and Additional Information

repurchase price at maturity. Upon a bankruptcy or insolvency of the MRA counterparty, the fund would recognize a liability with respect to such excess collateral. The liability reflects the fund’s obligation under bankruptcy law to return the excess to the counterparty.
5. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”). Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees ).
For its investment advisory services to each Fund, BFA is entitled to an annual investment advisory fee of 0.20%, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund.
Distributor: BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.
ETF Servicing Fees: Each Fund has entered into an ETF Services Agreement with BRIL to perform certain order processing, Authorized Participant communications, and related services in connection with the issuance and redemption of Creation Units (“ETF Services”). BRIL is entitled to a transaction fee from Authorized Participants on each creation or redemption order for the ETF Services provided. The Funds do not pay BRIL for ETF Services.
Trustees and Officers:  Certain trustees and/or officers of the  Trust  are directors and/or officers of BlackRock or its affiliates.
Other Transactions: Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the Statements of Operations.
6. INCOME TAX INFORMATION
Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is each Fund’s policy to comply with the requirements of the Internal
Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Management has analyzed tax laws and regulations and their application to the Funds as of April 30, 2026, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect, which may impact the Funds’ NAV.
As of April 30, 2026, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
7.  PRINCIPAL RISKS
In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject each Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation, tariffs or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which each Fund is subject.
Market Risk: Each Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force each Fund to reinvest in lower yielding securities. Each Fund may also be exposed to reinvestment risk, which is the risk that income from each Fund’s portfolio will decline if each Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below each Fund portfolio’s current earnings rate.
Counterparty Credit Risk:  The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.
Fund Name Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
Government Money Market .......................................... $ 110,417,883 $ 7,038 $ (11,148) $ (4,110)
Prime Money Market ............................................... 550,787,577 51,476 (78,788) (27,312)

Notes to Financial Statements
(unaudited) (continued)

Notes to Financial Statements
Geographic/Asset Class Risk:  A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.
The Funds invest a significant portion of their assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities.
Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Funds invest.
The Funds invest a significant portion of their assets in fixed-income securities and/or use derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. The Funds may be subject to a greater risk of rising interest rates during a period of historically low interest rates.
Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility, and could negatively impact the Funds' performance.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
8. CAPITAL SHARE TRANSACTIONS
Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.
Transactions in capital shares were as follows:
As of April 30, 2026, BlackRock Financial Management, Inc., an affiliate of the Fund, owned 250,000 Shares of Government Money Market.
As of April 30, 2026, BlackRock Financial Management, Inc., an affiliate of the Fund, owned 1,000,000 Shares of Prime Money Market.
The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Authorized Participants purchasing and redeeming
Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to BRIL, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Authorized Participants transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.
To the extent applicable, to facilitate the timely settlement of orders for the Funds using a clearing facility outside of the continuous net settlement process, the Funds, at their sole discretion, may permit an Authorized Participant to post cash as collateral in anticipation of the delivery of all or a portion of the applicable Deposit Securities or Fund Securities, as further described in the applicable Authorized Participant Agreement. The collateral process is subject to a Control Agreement among the Authorized
Participant, each Fund’s custodian, and the Funds. In the event that the Authorized Participant fails to deliver all or a portion of the applicable Deposit Securities or Fund
Securities, the Funds may exercise control over such collateral pursuant to the terms of the Control Agreement in order to purchase the applicable Deposit Securities or
Fund Securities.
9. SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
Six Months Ended
04/30/26
Period Ended
10/31/25
iShares ETF Shares Amount Shares Amount
Government Money Market
(a)
Shares sold 430,000 $ 43,138,269 860,000 $ 86,172,676
Shares redeemed
(110,000) (11,044,856) (60,000) (6,024,396)
320,000 $ 32,093,413 800,000 $ 80,148,280
Prime Money Market
(a)
Shares sold 2,610,000 $ 261,917,985 4,790,000 $ 480,097,921
Shares redeemed
(920,000) (92,345,325) (930,000) (93,318,159)
1,690,000 $ 169,572,660 3,860,000 $ 386,779,762
(a)
The Fund commenced operations on February 4, 2025.

Additional Information
2026
BlackRock Semi-Annual Financial Statements and Additonal Information

Electronic Delivery
Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com . Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.
To enroll in electronic delivery:
•   Go to icsdelivery.com .
•   If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.
Changes in and Disagreements with Accountants
Not applicable.
Proxy Results
Not applicable.
Remuneration Paid to Trustees, Officers, and Others
Because BFA has agreed in the Investment Advisory Agreements to cover all operating expenses of the Funds, subject to certain exclusions as provided for therein, BFA pays the compensation to each Independent Trustee for services to the Funds from BFA's investment advisory fees.
Availability of Portfolio Holdings Information
A description of the Trust’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets, when available, at iShares.com .
Fund and Service Providers
Investment Adviser
BlackRock Fund Advisors
San Francisco, CA 94105
Administrator, Custodian and Transfer Agent
JPMorgan Chase Bank, N.A.
New York, NY 10179
Distributor
BlackRock Investments, LLC
New York, NY 10001
Independent Registered Public Accounting Firm
PricewaterhouseCoopers LLP
Philadelphia, PA 19103
Legal Counsel
Ropes & Gray LLP
New York, NY 10036
Address of the Trust
100 Bellevue Parkway
Wilmington, DE 19809

Glossary of Terms Used in these Financial Statements

Glossary of Terms Used in these Financial Statements
Portfolio Abbreviation
PJSC Public Joint Stock Company
SOFR Secured Overnight Financing Rate

Notice to Shareholders
The following applies to Government Money Market: This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless preceded or accompanied by the Fund's current prospectus. You could lose money by investing in the Fund. Because the share price and
NAV of the Fund will fluctuate, when shares are sold (or redeemed, in the case of an Authorized Participant), they may be worth more or less than what was originally paid for them. An investment in the Fund is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The
Fund's sponsor is not required to reimburse the Fund for losses, and you should not expect that the sponsor will provide financial support to the Fund at any time, including during periods of market stress.
The following applies to Prime Money Market: This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless preceded or accompanied by the Fund's current prospectus. You could lose money by investing in the Fund. Because the share price and NAV of the Fund will fluctuate, when shares are sold (or redeemed, in the case of an Authorized Participant), they may be worth more or less than what was originally paid for them.
The Fund may impose a fee upon the sale of shares by Authorized Participants. The Fund must generally impose a fee when net sales of Fund shares exceed certain levels.
An investment in the Fund is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund's sponsor is not required to reimburse the Fund for losses, and you should not expect that the sponsor will provide financial support to the Fund at any time, including during periods of market stress.

Want to know more?
blackrock.com | 1-800-474-2737
This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless preceded or accompanied by the Funds’ current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

Item 8 – Changes in and Disagreements with Accountants for Open-End Management Investment Companies – See Item 7
Item 9 – Proxy Disclosures for Open-End Management Investment Companies – See Item 7

Item 10 – Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies – See Item 7

Item 11 – Statement Regarding Basis for Approval of Investment Advisory Contract – Not Applicable

Item 12 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable
Item 13 – Portfolio Managers of Closed-End Management Investment Companies - Not Applicable
Item 14 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers  – Not Applicable
Item 15 – Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.
Item 16 – Controls and Procedures
(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”).
(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 17 – Disclosure of Securities Lending Activities for Closed-End Management Investment Companies –Not Applicable
Item 18 – Recovery of Erroneously Awarded Compensation – Not Applicable
Item 19 – Exhibits attached hereto
              (a)(1) Code of Ethics – Not Applicable to this semi-annual report
              (a)(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed – Not Applicable
              (a)(3) Section 302 Certifications are attached.
(a)(4) Any written solicitation to purchase securities under Rule 23c-1 – Not Applicable
(a)(5) Change in registrant’s independent public accountant – Not Applicable
(b) Section 906 Certifications are attached.
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
BlackRock ETF Trust

By:     /s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock ETF Trust

Date: June 23, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:     /s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
          BlackRock ETF Trust

Date: June 23, 2026

By:     /s/ Trent Walker
          Trent Walker
Chief Financial Officer (principal financial officer) of
BlackRock ETF Trust

Date: June 23, 2026